Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 6,659		$ 3,661		$ 1,664
Restricted cash				11,420
Accounts receivable		706		6,195
Affiliate receivable		831	[1]	2,425	[1],[2]	4,070	[2]
Prepaid expenses and other current assets		14,874	[1]	27,656	[1],[2]	13,304	[2]
Total current assets		23,070		51,357		19,038
Property, plant and equipment, net		4,890		3,432		750
Intangible assets, net		3,253,707	[3]	3,363,156	[3],[4]	84,218	[4]
Right-of-use asset		368
Total assets		3,282,035		3,417,945		104,006
Current liabilities:
Accounts payable		6,643		8,422		4,609
Affiliate payable		19,822	[1]	19,822	[1],[2]	45,252	[2]
Commission payable		829		545		465
Deferred service fee income						249
Derivative liability				9,613
Warrant liability		662		5,311
Other current liabilities		14,588		72,002		3,489
Total current liabilities		42,544		115,715		54,064
Guaranty obligation	[1]	900,455		787,945	[2]
Claims financing obligation & notes payable		513,450	[1]	198,489	[1],[2]	$ 106,805	[2]
Lease liabilities		264
Loan from related parties	[1]	$ 130,709		$ 125,759	[2]
Other Liability, Related Party, Type [Extensible Enumeration]		Related Party [Member]		Related Party [Member]		Related Party [Member]
Interest payable		$ 50,951	[1]	$ 2,765	[1],[2]	$ 94,545	[2]
Total liabilities		1,638,373		1,230,673		255,414
Commitments and Contingencies
Class A common stock subject to possible redemption, 45,184 shares at redemption value as of December 31, 2022.				1,807
Stockholders' Equity (Deficit):
Additional paid-in capital		347,376		137,069
Members' equity						(155,756)
Accumulated deficit		(62,094)		(29,203)
Total Stockholders' Equity (Deficit)		285,295		107,879		(155,756)
Non-controlling interest		1,358,367		2,077,586		4,348
Total equity		1,643,662		2,185,465		(151,408)
Total liabilities and equity		3,282,035		3,417,945		104,006
Previously Reported [Member]
Stockholders' Equity (Deficit):
Additional paid-in capital				137,069
Total equity						$ (151,408)
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock		1		0
Class V Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock		$ 12		13
Class V Common Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Deficit):
Common stock				$ 13

[1]	As of September 30, 2023 and December 31, 2022, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 13, Related Party Transactions, for further details.
[2]	As of December 31, 2022 and 2021, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, Claims financing obligation and notes payable and interest payable includes balances with related parties. See Note 14, Related Party, for further details.
[3]	As of September 30, 2023 and December 31, 2022, intangible assets, net included $2.3 billion and $2.3 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[4]	As of December 31, 2022, intangible assets, net included $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.